THE MERGER FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 1999 (UNAUDITED)

 SHARES                                                                      VALUE
 ------                                                                  -------------
COMMON STOCKS -- 95.18%*
           AEROSPACE -- 3.31%*
  202,800  Sundstrand Corporation(1)(2)................................  $ 14,094,600
                                                                         ------------
           APPAREL RETAILERS -- 2.14%*
  377,000  Brylane Inc.**..............................................     9,142,250
                                                                         ------------
           BANKS -- 4.86%*
  234,700  Bankers Trust Corporation(1)................................    20,712,275
                                                                         ------------
           BROKERAGE/INVESTMENT BANKING -- 1.26%*
  172,100  Interstate/Johnson Lane, Inc.(2)............................     5,388,881
                                                                         ------------
           COMPUTER SOFTWARE -- 1.45%*
  166,657  BMC Software, Inc.**........................................     6,176,725
                                                                         ------------
           CONSUMER FINANCE -- 0.73%*
  346,169  Advanta Corp. -- Class B(2).................................     3,093,885
                                                                         ------------
           EDUCATIONAL & ENTERTAINMENT SOFTWARE -- 2.67%*
  393,000  The Learning Company, Inc.**................................    11,397,000
                                                                         ------------
           ELECTRONIC PRODUCTS & DISTRIBUTION -- 3.86%*
  307,000  AMP Incorporated(1).........................................    16,482,062
                                                                         ------------
           FOOD RETAILERS -- 2.79%*
  360,000  American Stores Company(1)(3)...............................    11,880,000
                                                                         ------------
           GAMING EQUIPMENT & SERVICES -- 0.95%*
  234,900  Powerhouse Technologies, Inc.**.............................     4,037,344
                                                                         ------------
           GIFTWARE -- 0.24%*
   73,554  Syratech Corporation(1)(5)..................................     1,029,756
                                                                         ------------
           HYDRAULIC COMPONENTS & SYSTEMS -- 2.77%*
  205,800  Aeroquip-Vickers, Inc.......................................    11,794,912
                                                                         ------------
           INSURANCE -- 11.33%*
  107,200  Executive Risk Inc.(2)......................................     7,611,200
  354,762  Guardian Royal Exchange plc(4)..............................     2,097,701
  578,200  TIG Holdings, Inc.(2).......................................     9,431,888
  411,000  Transamerica Corporation(1).................................    29,181,000
                                                                         ------------
                                                                           48,321,789
                                                                         ------------
           INTEGRATED OIL COMPANIES -- 3.80%*
  107,700  Atlantic Richfield Company..................................     7,875,563
   13,200  Exxon Corporation...........................................       931,425
   84,000  Mobil Corporation(2)........................................     7,392,000
                                                                         ------------
                                                                           16,198,988
                                                                         ------------

                     See notes to the financial statements.

THE MERGER FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 1999 (UNAUDITED)

 SHARES                                                                      VALUE
 ------                                                                  -------------
           INTERNET SERVICES -- 9.22%*
  158,270  Excite, Inc.**(1)(3)........................................  $ 22,157,800
  156,485  GeoCities**(1)(5)...........................................    17,144,888
                                                                         ------------
                                                                           39,302,688
                                                                         ------------
           LEISURE & RECREATIONAL PRODUCTS -- 0.17%*
   87,200  The Coleman Company, Inc.**(1)..............................       719,400
                                                                         ------------
           LUXURY GOODS -- 1.30%*
   69,000  Gucci Group NV -- NYS.......................................     5,554,500
                                                                         ------------
           MEDICAL PRODUCTS & DISTRIBUTION -- 2.06%*
  360,000  Ballard Medical Products(1)(2)..............................     8,775,000
                                                                         ------------
           METALS & MINING -- 1.06%*
  173,200  Getchell Gold Corporation**(2)..............................     4,535,675
                                                                         ------------
           PAPER & FOREST PRODUCTS -- 3.00%*
  190,800  Union Camp Corporation(1)...................................    12,807,450
                                                                         ------------
           PHARMACEUTICALS -- 2.04%*
  379,000  Astra AB -- Class A -- ADR(1)...............................     8,693,313
                                                                         ------------
           REAL ESTATE INVESTMENT TRUSTS -- 1.45%*
  188,200  Irvine Apartment Communities, Inc.(1).......................     6,187,075
                                                                         ------------
           SAVINGS & LOANS -- 0.56%*
  402,700  Coast Federal Litigation Contingent Payment Rights
             Trust**(2)(6).............................................     2,391,031
                                                                         ------------
           SEMICONDUCTORS -- 2.55%*
  223,400  Level One Communications, Incorporated**(1)(2)..............    10,862,825
                                                                         ------------
           SPECIALTY CHEMICALS -- 2.13%*
  247,000  Morton International, Inc.(1)(2)............................     9,077,250
                                                                         ------------
           TELECOMMUNICATIONS -- 15.04%*
  300,300  AirTouch Communications, Inc.**.............................    29,016,487
  280,600  Frontier Corporation........................................    14,556,125
   40,100  Global Crossing Ltd.**......................................     1,854,625
  104,000  IXC Communications, Inc.**..................................     4,771,000
  510,400  Vanguard Cellular Systems, Inc. -- Class A**(1).............    13,940,300
                                                                         ------------
                                                                           64,138,537
                                                                         ------------
           TELECOMMUNICATIONS EQUIPMENT -- 8.00%*
  260,500  Ascend Communications, Inc.**(1)............................    21,800,594
  335,000  Xylan Corporation**(1)......................................    12,332,188
                                                                         ------------
                                                                           34,132,782
                                                                         ------------
           TRANSACTION PROCESSING -- 0.22%*
   40,000  Paymentech, Inc.**..........................................       945,000
                                                                         ------------

                     See notes to the financial statements.

THE MERGER FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 1999 (UNAUDITED)

 SHARES                                                                      VALUE
 ------                                                                  -------------
           TRANSPORTATION -- 0.87%*
   97,300  XTRA Corporation............................................  $  3,727,806
                                                                         ------------
           WATER-TREATMENT EQUIPMENT & SERVICES -- 3.35%*
  467,000  United States Filter Corporation**..........................    14,301,875
                                                                         ------------
           TOTAL COMMON STOCKS (Cost $400,621,598).....................   405,902,674
                                                                         ------------

CONTRACTS (100 SHARES PER CONTRACT)
-----------------------------------
PUT OPTIONS PURCHASED -- 1.94%*
           Exxon Corporation
    1,241    Expiration April 1999, Exercise Price $85.00(5)...........     1,791,694

           Lucent Technologies Inc.
    2,148    Expiration April 1999, Exercise Price $135.00(5)..........     5,853,300

           Global Crossing Ltd.
    1,068    Expiration October 1999, Exercise Price $35.00............       640,800

                                                                         ------------
           TOTAL PUT OPTIONS PURCHASED
             (Cost $9,471,544).........................................     8,285,794
                                                                         ------------

PAR
---
CORPORATE BONDS -- 1.93%*
$8,000,000 Republic Engineered Steels, Inc. Notes,
             9.875%, 12/15/2001(5)
             (Cost $8,090,000).........................................     8,240,000
                                                                         ------------
           TOTAL INVESTMENTS
             (Cost $418,183,142).......................................  $422,428,468
                                                                         ============

------------------------------

*    Calculated as a percentage of net assets.
**   Non-income producing security.
NYS -- New York Shares
(1) All or a portion of the shares have been committed as collateral for open short positions.
(2) All or a portion of the shares have been committed as collateral for the credit facility.
(3) All or a portion of the shares have been committed as collateral for short foreign currency contracts.
(4)  Foreign security.
(5)  Fair-valued security.
(6)  Litigation settlement rights.

                     See notes to the financial statements.

THE MERGER FUND
SCHEDULE OF SECURITIES SOLD SHORT
MARCH 31, 1999 (UNAUDITED)

SHARES                                                                     VALUE
------                                                                 -------------
 96,805  AT&T Corp. .................................................  $  7,726,249
 28,200  AEGON N.V. -- ADR...........................................     2,534,475
226,850  Albertson's, Inc. ..........................................    12,320,791
164,900  At Home Corporation -- Series A.............................    25,971,750
166,750  BMC Software, Inc. .........................................     6,180,172
132,500  The Chubb Corporation.......................................     7,759,531
105,100  Global Crossing Ltd. .......................................     4,860,875
 96,000  Intel Corporation...........................................    11,412,000
194,000  International Paper Company.................................     8,184,375
     25  Lucent Technologies Inc. ...................................         2,694
343,100  Mattel, Inc. ...............................................     8,534,612
424,200  Placer Dome Inc.(1).........................................     4,745,738
 46,200  Rohm and Haas Company.......................................     1,550,588
 49,500  Sunbeam Corporation.........................................       275,344
230,402  Tyco International Ltd. ....................................    16,531,343
 33,350  United Technologies Corporation.............................     4,516,841
150,150  Vodafone Group plc -- ADR...................................    28,190,662
 66,800  Wachovia Corporation........................................     5,423,325
105,948  Yahoo! Inc. ................................................    17,838,994
191,060  Zeneca Group plc -- ADR.....................................     8,991,761
                                                                       ------------
         TOTAL SECURITIES SOLD SHORT
           (Proceeds $178,184,508)                                     $183,552,120
                                                                       ============

------------------------------
(1) Foreign security.

                     See notes to the financial statements.

THE MERGER FUND
SCHEDULE OF OPTIONS WRITTEN
MARCH 31, 1999 (UNAUDITED)

CONTRACTS (100 SHARES PER CONTRACT)                                             VALUE
-----------------------------------                                           ----------

CALL OPTIONS
                Atlantic Richfield Company
    1,077         Expiration April 1999, Exercise Price $70.00..............  $  430,800
                Frontier Corporation
    2,210         Expiration April 1999, Exercise Price $50.00(1)...........     593,938
                Gucci Group NV -- NYS
      690         Expiration April 1999, Exercise Price $75.00(1)...........     439,875
PUT OPTIONS
                Global Crossing Ltd.
      651         Expiration October 1999, Exercise Price $55.00............   1,082,287
                                                                              ----------
                TOTAL OPTIONS WRITTEN
                (Premiums received $2,638,553)..............................  $2,546,900
                                                                              ==========

------------------------------

(1) Fair-valued security.

                     See notes to the financial statements.

THE MERGER FUND
STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 1999 (UNAUDITED)

ASSETS:
  Investments, at value (Cost $418,183,142).................                    $422,428,468
  Cash......................................................                      10,034,412
  Deposit at brokers for short sales........................                      28,529,177
  Receivable from brokers for proceeds on securities sold
     short..................................................                     170,114,893
  Receivable for investments sold...........................                      23,039,808
  Receivable for fund shares issued.........................                         436,197
  Receivable for forward currency exchange contracts........                          16,647
  Dividends and interest receivable.........................                         592,538
  Other receivables.........................................                         203,066
                                                                                ------------
          Total Assets......................................                     655,395,206
                                                                                ------------
LIABILITIES:
  Loan payable (Note 10)....................................    $ 18,350,000
  Securities sold short, at value (Proceeds of
     $178,184,508)..........................................     183,552,120
  Payable for investment securities purchased...............      22,042,335
  Options written, at value (Premiums received $2,638,553)
     See accompanying schedule..............................       2,546,900
  Payable for fund shares redeemed..........................       1,381,145
  Accrued interest payable..................................         400,815
  Investment advisory fee payable...........................         337,155
  Distribution fees payable.................................          25,399
  Dividends payable on short positions......................         105,639
  Accrued expenses and other payables.......................         202,606
                                                                ------------
          Total Liabilities.................................                     228,944,114
                                                                                ------------
NET ASSETS..................................................                    $426,451,092
                                                                                ============
NET ASSETS Consist Of:
  Accumulated undistributed net investment income...........                    $    397,114
  Accumulated undistributed net realized gain on investments sold, forward currency exchange contracts, securities
     sold short and option contracts expired or closed......                         498,375
  Net unrealized appreciation (depreciation) on:
     Investments and foreign currency related items.........                       4,245,326
     Short positions........................................                      (5,367,612)
     Written options........................................                          91,653
     Forward currency exchange contracts....................                          16,647
  Paid-in capital...........................................                     426,569,589
                                                                                ------------
          Total Net Assets..................................                    $426,451,092
                                                                                ============
Net Asset Value, offering price and redemption price per
  share ($426,451,092/30,333,548 shares of beneficial
  interest outstanding).....................................                          $14.06
                                                                                      ======

                     See notes to the financial statements.

THE MERGER FUND
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED MARCH 31, 1999 (UNAUDITED)

INVESTMENT INCOME:
  Interest..................................................                       $  3,814,923
  Dividend income on long positions
     (net of foreign withholding taxes of $540).............                          2,557,819
                                                                                   ------------
     Total investment income................................                          6,372,742
                                                                                   ------------
EXPENSES:
  Investment advisory fee...................................    $  1,869,516
  Distribution fees.........................................         284,659
  Transfer agent and shareholder servicing agent fees.......          76,916
  Federal and state registration fees.......................          18,995
  Professional fees.........................................          66,479
  Trustees' fees and expenses...............................          13,135
  Custody fees..............................................          51,492
  Administration fee........................................          86,219
  Reports to shareholders...................................          46,902
  Other.....................................................          13,386
                                                                ------------
     Total operating expenses before interest expense and
       dividends on short positions.........................                          2,527,699
  Interest expense..........................................                          1,736,903
  Dividends on short positions (net of foreign withholding
     taxes of $3,182).......................................                            561,790
                                                                                   ------------
     Total expenses.........................................                          4,826,392
                                                                                   ------------
NET INVESTMENT INCOME.......................................                          1,546,350
                                                                                   ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain (loss) on:
     Long transactions and foreign currency related items...      24,619,057
     Short transactions.....................................      (6,000,475)
     Option contracts expired or closed.....................     (13,676,079)
     Forward currency exchange contracts....................      (1,498,497)
                                                                ------------
     Net realized gain......................................                          3,444,006
  Change in unrealized appreciation (depreciation) on:
     Investments and foreign currency related items.........                         60,155,039
     Short positions........................................                        (30,107,998)
     Written options........................................                            113,878
     Forward currency exchange contracts....................                          1,076,196
                                                                                   ------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS.............                         34,681,121
                                                                                   ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........                       $ 36,227,471
                                                                                   ============

                     See notes to the financial statements.

THE MERGER FUND
STATEMENT OF CASH FLOWS
FOR THE SIX MONTHS ENDED MARCH 31, 1999 (UNAUDITED)

CASH PROVIDED (USED) BY FINANCING ACTIVITIES:
Sales of Capital Shares.....................................  $   135,363,835
Repurchase of Capital Shares................................     (169,299,639)
                                                              ---------------
Cash Provided by Capital Share Transactions.................      (33,935,804)
Cash Provided by Borrowings.................................      (92,317,593)
Distributions Paid in Cash*.................................       (2,232,939)
                                                              ---------------
                                                                                 $(128,486,336)
                                                                                 -------------

CASH (USED) PROVIDED BY OPERATIONS:
Purchases of Investments....................................   (1,276,094,669)
Net Proceeds from Short-Term Investments....................                0
Proceeds from Sales of Investments..........................    1,423,923,763
                                                              ---------------
                                                                  147,829,094
                                                              ---------------
Decrease in Deposit at Brokers and Custodian for Short
  Sales.....................................................      (11,045,208)
Net Investment Income.......................................        1,546,350
Net Change in Receivables/Payables Related to Operations....          190,512
                                                              ---------------
                                                                   (9,308,346)     138,520,748
                                                              ---------------    -------------
Net Increase in Cash........................................                        10,034,412
Cash, Beginning of Year.....................................                                 0
                                                                                 -------------
Cash, End of Year...........................................                     $  10,034,412
                                                                                 =============

------------------------------

*Non-cash financing activities include reinvestment of dividends of $28,405,479.

                     See notes to the financial statements.

THE MERGER FUND
STATEMENT OF CHANGES IN NET ASSETS

                                                            SIX MONTHS ENDED     FISCAL YEAR ENDED
                                                             MARCH 31, 1999      SEPTEMBER 30, 1998
                                                            ----------------     ------------------
                                                              (UNAUDITED)
Net investment income.....................................    $  1,546,350          $  6,433,162
Net realized gain on investments sold, forward currency
  exchange contracts, securities sold short and option
  contracts expired or closed.............................       3,444,006            32,750,166
Change in unrealized appreciation (depreciation) of
  investments, forward currency exchange contracts, short
  positions and written options...........................      31,237,115           (35,986,058)
                                                              ------------          ------------
Net increase in net assets resulting from operations......      36,227,471             3,197,270
                                                              ------------          ------------
Distributions to shareholders from:
  Net investment income...................................      (5,109,498)             (813,613)
  Net realized gains......................................     (25,528,920)          (44,190,435)
                                                              ------------          ------------
  Total dividends and distributions.......................     (30,638,418)          (45,004,048)
                                                              ------------          ------------
Net increase (decrease) in net assets from capital share
  transactions (Note 6)...................................      (5,530,325)           22,212,257
                                                              ------------          ------------
Net increase (decrease) in net assets.....................          58,728           (19,594,521)

NET ASSETS:
Beginning of period.......................................     426,392,364           445,986,885
                                                              ------------          ------------
End of period (including accumulated undistributed net
  investment income of $397,114 and $5,458,760,
  respectively)...........................................    $426,451,092          $426,392,364
                                                              ============          ============

                     See notes to the financial statements.

                                THE MERGER FUND
                              FINANCIAL HIGHLIGHTS

 Selected per share data is based on a share of beneficial interest outstanding throughout each period.

                                      SIX MONTHS           YEAR            TEN MONTHS
                                         ENDED             ENDED              ENDED
                                       MARCH 31,       SEPTEMBER 30,      SEPTEMBER 30,
                                         1999              1998               1997
                                      -----------      -------------      -------------
                                      (UNAUDITED)
Net Asset Value, beginning of
  period........................         $13.90            $15.35             $15.41
Income from investment
  operations:
  Net investment income.........           0.06(2)(3)        0.20(2)(3)         0.02(2)(3)
  Net realized and unrealized
    gain on investments.........           1.42             (0.05)              1.35
                                       --------          --------           --------
  Total from investment
    operations..................           1.48              0.15               1.37
Less distributions:
  Dividends from net investment
    income......................          (0.22)            (0.03)             (0.19)
  Distributions from net
    realized gains..............          (1.10)            (1.57)             (1.24)
                                       --------          --------           --------
  Total distributions...........          (1.32)            (1.60)             (1.43)
                                       --------          --------           --------
Net Asset Value, end of
  period........................         $14.06            $13.90             $15.35
                                       ========          ========           ========
Total Return....................          11.04%(5)          0.82%              9.68%(5)
Supplemental Data and Ratios:
  Net assets, end of period
    (000's).....................       $426,451          $426,392           $445,987
  Ratio of operating expenses to
    average net assets..........           1.35%(1)(6)       1.33%(1)           1.36%(1)(6)
  Ratio of interest expense and
    dividends on short positions
    to average net assets.......           1.23%(6)          1.93%              2.93%(6)
  Ratio of net investment income
    (loss) to average net
    assets......................           0.83%(6)          1.36%              0.13%(6)
  Portfolio turnover rate.......         171.54%           355.38%            271.24%



                                                  YEAR ENDED NOVEMBER 30,
                                      ---------------------------------------------
                                        1996               1995              1994
                                      --------           --------          --------

Net Asset Value, beginning of
  period........................        $14.87             $13.72             $13.70
Income from investment
  operations:
  Net investment income.........          0.20(2)(3)         0.08(2)(3)           --(2)(3)
  Net realized and unrealized
    gain on investments.........          1.24               1.78               1.08
                                      --------           --------           --------
  Total from investment
    operations..................          1.44               1.86               1.08
Less distributions:
  Dividends from net investment
    income......................         (0.08)                --                 --
  Distributions from net
    realized gains..............         (0.82)             (0.71)             (1.06)
                                      --------           --------           --------
  Total distributions...........         (0.90)             (0.71)             (1.06)
                                      --------           --------           --------
Net Asset Value, end of
  period........................        $15.41             $14.87             $13.72
                                      ========           ========           ========
Total Return....................         10.26%             14.26%              8.41%
Supplemental Data and Ratios:
  Net assets, end of period
    (000's).....................      $489,084           $243,082           $170,344
  Ratio of operating expenses to
    average net assets..........          1.36%(1)           1.41%(1)           1.58%(1)
  Ratio of interest expense and
    dividends on short positions
    to average net assets.......          0.95%              2.42%              1.72%
  Ratio of net investment income
    (loss) to average net
    assets......................          1.36%              0.57%             (0.03)%
  Portfolio turnover rate.......        276.99%            290.48%            390.34%(4)



------------------------------
(1) For the six months ended March 31, 1999, the year ended September 30, 1998, the ten months ended September 30, 1997, and for the years ended November 30, 1996, 1995, and 1994, the operating expense ratio excludes interest expense and dividends on short positions. The ratios including interest expense and dividends on short positions for the six months ended March 31, 1999, the year ended September 30, 1998, the ten months ended September 30, 1997, and for the years ended November 30, 1996, 1995, and 1994, were 2.58%, 3.26%, 4.29%, 2.31%, 3.83% and 3.30%, respectively.
(2) Net investment income before interest expense and dividends on short positions for the six months ended March 31, 1999, the year ended September 30, 1998, the ten months ended September 30, 1997, and for the years ended November 30, 1996, 1995, and 1994 was $0.14, $0.49, $0.38, $0.35, $0.42, and
    $0.21, respectively.
(3) Net investment income per share represents net investment income for the respective year divided by the monthly average shares of beneficial interest outstanding throughout each year.
(4) The numerator for the portfolio turnover rate includes the lesser of purchases or sales (including both long and short positions). The denominator includes the average long position throughout the year.
(5) Not annualized.
(6) Annualized.

                     See notes to the financial statements.

                                THE MERGER FUND
                       NOTES TO THE FINANCIAL STATEMENTS
                           MARCH 31, 1999 (UNAUDITED)

NOTE 1 -- ORGANIZATION

     The Merger Fund (the "Fund") is a no-load, open-end, non-diversified investment company organized as a trust under the laws of the Commonwealth of Massachusetts on April 12, 1982, and registered under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Fund was formerly known as the Risk Portfolio of The Ayco Fund. In January of 1989, the Fund's fundamental policies were amended to permit the Fund to engage exclusively in merger arbitrage. At the same time, Westchester Capital Management, Inc. became the Fund's investment adviser, and the Fund began to do business as The Merger Fund. Merger arbitrage is a highly specialized investment approach generally designed to profit from the successful completion of proposed mergers, takeovers, tender offers, leveraged buyouts, liquidations and other types of corporate reorganizations. Effective December 1, 1996 the Fund's fiscal year end was changed to September 30 from November 30.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

A. Investment Valuation

     Investments in securities and commodities (including options) are valued at the last sales price on the securities or commodities exchange on which such financial instruments are primarily traded. Securities not listed on an exchange or securities for which there were no transactions are valued at the average of the current bid and asked prices. Securities for which there are no such valuations are valued at fair value as determined in good faith by management under the supervision of the Board of Trustees. At March 31, 1999 such long securities represent 8.1% of investments, at value, while such written options represent 40.6% of options written, at value. The investment adviser reserves the right to value securities, including options, at prices other than last-sale prices or the average of current bid and asked prices when such prices are believed unrepresentative of fair market value as determined in good faith by the adviser. Investments in United States government securities (other than short-term securities) are valued at the average of the quoted bid and asked prices in the over-the-counter market. Short-term investments are carried at amortized cost, which approximates market value.

B. Transactions with Brokers for Short Sales

     Cash and liquid securities in the amount of $183,899,925 have been committed as collateral for open short investment positions and specifically identfied in the Fund's records. The Fund's receivable from brokers for proceeds on securities sold short and deposit at brokers for short sales are with three major securities dealers. The Fund does not require the brokers to maintain collateral in support of the receivable from the broker for proceeds on securities sold short.

C. Federal Income Taxes

     No provision for federal income taxes has been made since the Fund has complied to date with the provisions of the Internal Revenue Code applicable to regulated investment companies and intends to

                                THE MERGER FUND
                 NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
                           MARCH 31, 1999 (UNAUDITED)

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES (CONTINUED) continue to so comply in future years and to distribute investment company net taxable income and net capital gains to shareholders. Additionally, the Fund intends to make all required distributions to avoid federal excise tax.

D. Written Option Accounting

     The Fund writes (sells) covered call options to hedge portfolio investments. Uncovered put options can also be written by the Fund as part of a merger arbitrage strategy involving a pending corporate reorganization. When the Fund writes (sells) an option, an amount equal to the premium received by the Fund is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. By writing an option, the Fund may become obligated during the term of the option to deliver or purchase the securities underlying the option at the exercise price if the option is exercised. Option contracts are valued at the last sales price reported on the date of valuation. If no sale is reported, the option contract written is valued at the average of the current bid and asked price reported on the day of valuation. When an option expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain or loss if the cost of the closing purchase transaction differs from the premium received when the option was sold without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When an option is exercised, the premium originally received decreases the cost basis of the security (or increases the proceeds on a sale of the security), and the Fund realizes a gain or loss from the sale of the underlying security.

E. Purchased Option Accounting

     The Fund purchases put options to hedge portfolio investments. Call options may be purchased only for the purpose of closing out previously written covered call options. Premiums paid for option contracts purchased are included in the Statement of Assets and Liabilities as an asset. Option contracts are valued at the last sales price reported on the date of valuation. If no sale is reported, the option contract purchased is valued at the average of the current bid and asked price reported on the day of valuation. When option contracts expire or are closed, realized gains or losses are recognized without regard to any unrealized gains or losses on the underlying securities.

F. Distributions to Shareholders

     Dividends from net investment income and net realized capital gains, if any, are declared and paid annually. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are due primarily to wash loss and straddle loss deferrals and unrealized gains or losses on Section 1256 contracts, which are realized, for tax purposes, at September 30, 1998. The Fund also utilized earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction.

                                THE MERGER FUND
                 NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
                           MARCH 31, 1999 (UNAUDITED)

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
G. Use of Estimates

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

H. Foreign Securities

     Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government.

I. Foreign Currency Translations

     The books and records of the Fund are maintained in U.S. dollars. Foreign currency transactions are translated into U.S. dollars on the following basis:
(i) market value of investment securities, assets and liabilities at the daily rates of exchange, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. For financial reporting purposes, the Fund does not isolate changes in the exchange rate of investment securities from the fluctuations arising from changes in the market prices of securities. However, for federal income tax purposes the Fund does isolate and treat as ordinary income the effect of changes in foreign exchange rates on realized gain or loss from the sale of investment securities and payables and receivables arising from trade date and settlement date differences.

J. When-Issued Securities

     The Fund may sell securities on a when-issued or delayed delivery basis. Although the payment and interest terms of these securities are established at the time the Fund enters into the agreement, these securities may be delivered for cash proceeds at a future date. The Fund records sales of when-issued securities and reflects the values of such securities in determining net asset value in the same manner as other open short sale positions. The Fund segregates and maintains at all times cash, cash equivalents, or other liquid securities in an amount at least equal to the market value for when-issued securities.

K. Other

     Investment and shareholder transactions are recorded on the trade date. Realized gains and losses from security transactions are recorded on the identified cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest is accounted for on the

                                THE MERGER FUND
                 NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
                           MARCH 31, 1999 (UNAUDITED)

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES (CONTINUED) accrual basis. Investment income includes $3,483,978 of interest earned on receivables from brokers for proceeds on securities sold short and deposits. Generally accepted accounting principles require that permanent financial reporting and tax differences be reclassified in the capital accounts.

NOTE 3 -- AGREEMENTS

     The Fund's investment adviser is Westchester Capital Management, Inc. (the "Adviser") pursuant to an investment advisory agreement dated January 31, 1989. Under the terms of this agreement, the Adviser is entitled to receive a fee, calculated daily and payable monthly, at the annual rate of 1.00% of the Fund's average daily net assets.

     Firstar Mutual Fund Services, LLC, a subsidiary of Firstar Corporation, a publicly held bank holding company, serves as transfer agent, administrator and accounting services agent for the Fund. Firstar Bank Milwaukee, N.A. serves as custodian for the Fund.

     Distribution services are performed pursuant to distribution contracts with Mercer Allied Company, L.P. ("Mercer"), the Fund's principal underwriter, and other broker-dealers.

NOTE 4 -- SHORT POSITIONS

     The Fund may sell securities short for hedging purposes. For financial statement purposes, an amount equal to the settlement amount is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the short position. Subsequent fluctuations in the market prices of securities sold, but not yet purchased, may require purchasing the securities at prices which may differ from the market value reflected on the Statement of Assets and Liabilities. The Fund is liable for any dividends payable on securities while those securities are in a short position. As collateral for its short positions, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. These assets are required to be adjusted daily to reflect changes in the value of the securities sold short.

NOTE 5 -- RELATED PARTY TRANSACTIONS

     William H. Bohnett, Esq., a partner of Fulbright & Jaworski L.L.P., serves as a Trustee and Assistant Secretary of the Fund. Fulbright & Jaworski L.L.P. furnishes legal services to the Fund. For the six months ended March 31, 1999 the Fund paid $43,310 for such services.

     Certain officers of the Fund are also officers of the Adviser.

NOTE 6 -- SHARES OF BENEFICIAL INTEREST

     The Trustees have the authority to issue an unlimited amount of shares of beneficial interest without par value.

                                THE MERGER FUND
                 NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
                           MARCH 31, 1999 (UNAUDITED)

NOTE 6 -- SHARES OF BENEFICIAL INTEREST (CONTINUED)
     Changes in shares of beneficial interest were as follows:

                                            SIX MONTHS ENDED                   YEAR ENDED
                                             MARCH 31, 1999                SEPTEMBER 30, 1998
                                      -----------------------------   -----------------------------
                                         SHARES          AMOUNT          SHARES          AMOUNT
                                      ------------   --------------   ------------   --------------
        Sold........................    9,746,153    $ 135,363,835     14,330,739    $ 208,258,666
        Issued as reinvestment of
          dividends.................    2,104,109       28,405,478      3,071,709       43,453,261
        Redeemed....................  (12,184,305)    (169,299,639)   (15,780,835)    (229,499,670)
                                      -----------    -------------    -----------    -------------
        Net increase (decrease).....     (334,043)   $  (5,530,326)     1,621,613    $  22,212,257
                                      ===========    =============    ===========    =============

     Effective June 1, 1996, through October 13, 1998, The Merger Fund was closed to new investors.

NOTE 7 -- INVESTMENT TRANSACTIONS

     Purchases and sales of securities for the six months ended March 31, 1999 (excluding short-term investments, options and short positions) aggregated $731,444,572 and $869,489,125, respectively.

     At March 31, 1999, gross unrealized appreciation and depreciation of investments for federal income tax purposes were:

        Appreciation................................................  $ 22,383,951
        (Depreciation)..............................................   (19,802,416)
                                                                      ------------
        Net unrealized appreciation on investments..................  $  2,581,535
                                                                      ============

     At March 31, 1999, the cost of investments for federal income tax purposes was $419,846,933.

NOTE 8 -- OPTION CONTRACTS WRITTEN

     The premium amount and the number of option contracts written during the six months ended March 31, 1999, were as follows:

                                                                       PREMIUM       NUMBER OF
                                                                        AMOUNT       CONTRACTS
                                                                     ------------    ---------
        Options outstanding at September 30, 1998..................  $  1,632,021      10,359
        Options written............................................    10,454,780      20,921
        Options closed.............................................    (4,029,385)    (11,323)
        Options exercised..........................................    (4,146,240)    (11,373)
        Options expired............................................    (1,272,623)     (3,956)
                                                                     ------------     -------
        Options outstanding at March 31, 1999......................  $  2,638,553       4,628
                                                                     ============     =======

                                THE MERGER FUND
                 NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
                           MARCH 31, 1999 (UNAUDITED)

NOTE 9 -- DISTRIBUTION PLAN

     The Fund has adopted a Plan of Distribution (the "Plan") dated July 1, 1993, as amended, pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund will compensate its principal underwriter, Mercer, and any other broker-dealers with whom Mercer or the Fund has entered into a contract to distribute Fund shares ("Dealers"). Under the Plan, the amount of such compensation paid in any one year shall not exceed 0.25% annually of the average daily net assets of the Fund, which may be payable as a service fee for providing record keeping, subaccounting, subtransfer agency and/or shareholder liaison services. For the six months ended March 31, 1999, the Fund incurred $284,659 pursuant to the Plan.

     The Plan will remain in effect from year to year provided such continuance is approved at least annually by a vote either of a majority of the Trustees, including a majority of the non-interested Trustees, or a majority of the Fund's outstanding shares.

NOTE 10 -- CREDIT FACILITY

     Custodial Trust Company has made available to the Fund a $230 million credit facility pursuant to a Loan and Security Agreement ("Agreement") dated March 18, 1992 (subsequently amended) for the purpose of purchasing portfolio securities. The Agreement can be terminated by either the Fund or Custodial Trust Company with three months' prior notice. For the period October 1, 1998 to March 31, 1999, the interest rate on the outstanding principal amount was the Federal Funds Rate plus 1.00% (weighted average rate of 5.90% during the six months ended March 31, 1999). Advances are collateralized by securities owned by the Fund and held separately in a special custody account pursuant to a Special Custody Agreement dated March 31, 1994. During the six months ended March 31, 1999, the Fund had an outstanding average daily balance of $68,858,670. The maximum amount outstanding during the six months ended March 31, 1999, was $124,390,000. Interest expense amounted to $2,052,482 for the six months ended March 31, 1999. At March 31, 1999, the Fund had a loan payable balance of $18,350,000 and the securities collateralizing the Agreement amounted to $68,121,785.

NOTE 11 -- FORWARD CURRENCY EXCHANGE CONTRACTS

     At March 31, 1999, the Fund had entered into "position hedge" forward currency exchange contracts that obligate the Fund to deliver and receive currencies at specified future dates. The net unrealized appreciation of $16,648 is included in the net unrealized appreciation (depreciation) section of the accompanying financial statements. The terms of the open contracts are as follows:

                        CURRENCY TO          U.S. $ VALUE AT        CURRENCY TO         U.S. $ VALUE AT
SETTLEMENT DATE         BE DELIVERED         MARCH 31, 1999         BE RECEIVED         MARCH 31, 1999
---------------         ------------         ---------------        -----------         ---------------
    5/14/99       1,271,000 British Pounds      2,050,507      2,067,155 U.S. Dollars      2,067,155
                                                ---------                                  ---------

INVESTMENT ADVISER
      Westchester Capital Management, Inc.
      100 Summit Lake Drive
      Valhalla, NY 10595
      (914) 741-5600

ADMINISTRATOR, TRANSFER AGENT, DIVIDEND
      PAYING AGENT, AND SHAREHOLDER
      SERVICING AGENT
      Firstar Mutual Fund Services, LLC
      615 East Michigan Street
      P.O. Box 701
      Milwaukee, WI 53201-0701
      (800) 343-8959

CUSTODIAN
      Firstar Bank Milwaukee, N.A.
      P.O. Box 701
      Milwaukee, WI 53201-0701
      (800) 343-8959

TRUSTEES                                                [THE MERGER FUND LOGO]
      Frederick W. Green
      William H. Bohnett
      Michael J. Downey
      James P. Logan III

EXECUTIVE OFFICERS
      Frederick W. Green, President
      Bonnie L. Smith, Vice President, Treasurer and Secretary

COUNSEL
      Fulbright & Jaworski L.L.P.
      666 Fifth Avenue
      New York, NY 10103
                                                          SEMI-ANNUAL REPORT
INDEPENDENT ACCOUNTANTS
      PricewaterhouseCoopers LLP                            MARCH 31, 1999
      100 East Wisconsin Avenue
      Milwaukee, WI 53202